Shareholder's Equity - Schedule of Earnout Shares Issuable To Shareholders (Details) (10K) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2015	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Target Period				Dec. 31, 2016
Target price of ordinary shares				$ 15.00
Number of earnout shares	500,000	3,000,000	1,000,000
Minimum [Member]
Earnings before interest, taxes, depreciation and amortization target				$ 40,000
Number of earnout shares				1,333,333
Maximum [Member]
Earnings before interest, taxes, depreciation and amortization target				$ 45,000
Number of earnout shares				1,500,000